EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 3,835	$ 4,576
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (3,081)	$ (4,027)	$ (4,326)
Plan assets at fair value	3,481	4,145	4,038
Funded Status – Plan Surplus	400	118
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(2,880)	(3,714)
Plan assets at fair value	3,481	4,145
Funded Status – Plan Surplus	$ 601	$ 431
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | Fixed income securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	38.00%	34.00%
Company debt or common shares included in plan assets, amount	$ 7	$ 7
Company debt or common shares included in plan assets, percentage	0.20%	0.20%
Pension Benefit Plans | Fixed income securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Fixed income securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.50%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	44.00%	53.00%
Company debt or common shares included in plan assets, amount	$ 3	$ 5
Company debt or common shares included in plan assets, percentage	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.30%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.55%
Pension Benefit Plans | Other investments
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	18.00%	13.00%
Pension Benefit Plans | Other investments | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.10%
Pension Benefit Plans | Other investments | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	0.25%
Pension Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ 0	$ (2,687)
Plan assets at fair value	0	2,686
Funded Status – Plan Surplus	0	(1)
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(310)	(419)	(457)
Plan assets at fair value	354	431	$ 441
Funded Status – Plan Surplus	44	12
Other Post-Retirement Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(119)	(183)
Plan assets at fair value	0	0
Funded Status – Plan Surplus	$ (119)	$ (183)